Long-Term Debt - Schedule of Estimated Fair Values of Long-Term Debt (Parenthetical) (Detail)				12 Months Ended
	Jan. 31, 2012 6.10% 1999 Series A, due 2038 [Member]	Dec. 31, 2012 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member]	Dec. 31, 2012 Debentures [Member] Notes, 7.625%, due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 7.625%, due 2012 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 7.625%, due 2012 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 7.625%, due 2012 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Notes, 4.45%, due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 4.45%, due 2020 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 4.45%, due 2020 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 4.45%, due 2020 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Notes, 6.1%, due 2041[Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 6.1%, due 2041[Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 6.1%, due 2041[Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 6.1%, due 2041[Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Notes, 3.875%, due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Notes, 3.875%, due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Notes, 3.875%, due 2022 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Notes, 3.875%, due 2022 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] 8% Series, due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] 8% Series, due 2026 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] 8% Series, due 2026 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] 8% Series, due 2026 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.59% Series, due 2017 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.78% Series, Due 2022 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 7.92% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Carrying Amount [Member]	Dec. 31, 2012 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2011 Debentures [Member] Medium-term notes, 6.76% Series, Due 2027 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] Tax-exempt Series A, Due 2028 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2003 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2008 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Carrying Amount [Member]	Dec. 31, 2012 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Market Value [Member]	Dec. 31, 2011 Variable-rate bonds [Member] 2009 Series A, due 2039 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 6.10% 1999 Series A, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.95% 1999 Series C, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.55% 1999 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.45% 2003 Series C, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2003 Series D, due 2038 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.80% 2003 Series E, due 2038 (rate resets in March 2013) [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.25% 2004 Series A, due 2034 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 5.00% 2004 Series B, due 2033 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.85% 2005 Series A, due 2035 [Member] Market Value [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Carrying Amount [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Market Value [Member]	Dec. 31, 2011 Fixed-rate bonds [Member] 4.75% 2006 Series A, due 2036 [Member] Market Value [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.10%	5.45%	5.80%	7.625%	7.625%	7.625%	7.625%	4.45%	4.45%	4.45%	4.45%	6.10%	6.10%	6.10%	6.10%	3.875%	3.875%	3.875%	3.875%	8.00%	8.00%	8.00%	8.00%	7.59%	7.59%	7.59%	7.59%	7.78%	7.78%	7.78%	7.78%	7.92%	7.92%	7.92%	7.92%	6.76%	6.76%	6.76%	6.76%																	6.10%	6.10%	6.10%	6.10%	5.95%	5.95%	5.95%	5.95%	5.55%	5.55%	5.55%	5.55%	5.45%	5.45%	5.45%	5.45%	5.25%	5.25%	5.25%	5.25%	5.80%	5.80%	5.80%	5.80%	5.25%	5.25%	5.25%	5.25%	5.00%	5.00%	5.00%	5.00%	4.85%	4.85%	4.85%	4.85%	4.75%	4.75%	4.75%	4.75%
Debt instrument due date				2012	2012	2012	2012	2020	2020	2020	2020	2041	2041	2041	2041	2022	2022	2022	2022	2026	2026	2026	2026	2017	2017	2017	2017	2022	2022	2022	2022	2027	2027	2027	2027	2027	2027	2027	2027	2028	2028	2028	2028	2038	2038	2038	2038	2038	2038	2038	2038	2039	2039	2039	2039	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2038	2034	2034	2034	2034	2033	2033	2033	2033	2035	2035	2035	2035	2036	2036	2036	2036
Debt instrument rate reset																																																																				March 2,013	March 2,013	March 2,013	March 2,013					March 2,013	March 2,013	March 2,013	March 2,013